UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2022

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports by contacting MH Elite Portfolio of Funds Trust. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting MH Elite Portfolio of Funds Trust at 1.800.318.7969.

You may elect to receive all future reports in paper free of charge by contact MH Elite Portfolio of Funds Trust at 1.800.318.7969 to let the Fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all MH Elite Portfolio of Funds Trust mutual funds.

This Page Was Left Blank Intentionally

MH Elite Portfolio of Funds Trust 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2022 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

Not sure how Sir Isaac Newton would have fared as an investor, but he certainly got it right when he said what goes up must come down. After three straight years of double-digit gains in the U.S. stock market, 2022 was a disappointment and a reminder that all good things do not last forever but they do recover. There have been fourteen recessions in the U.S. since the Great Depression of the 1930s and none of them were permanent. The stock market tumbled on worries over inflation, rising interest rates, higher oil prices, the war in Ukraine and China’s COVID shutdown.

With the U.S. inflation rate reaching a level not seen in 40 years, a hawkish Federal Reserve, the country’s central bank, aggressively raised interest rates throughout the year to slow the economy, reduce personal borrowing and curtail business investment. All of which contributed to a decline in the price of stocks and bonds. The Fed’s monetary tightening increases the likelihood that the U.S. will enter a recession at some point in 2023.

The S&P 500 Index, after hitting an all time high in January, steadily declined into June when the Index officially entered bear-market territory, defined as a decline of at least 20%. September’s reputation as being the worst calendar month for stocks held true to form as the market took a nosedive to end the third quarter.  The third worst September since 1957 saw the S&P 500 Index lose 9.3%. Following three straight quarters of negative returns, equity markets rose in October and November to help the fourth quarter end on a positive note but not enough to rescue the Index’s performance which suffered its worst year since the 2008’s financial crisis.

MH Elite Small Cap Fund of Funds was down 20.36% in 2022 versus the 20.43% loss for the Russell 2000 Index. The recent trend of growth stocks outperforming value-oriented investments did not continue in 2022 as value funds significantly outperformed growth stocks by losing a lot less. According to Morningstar, the small cap value category was down 10.2% while small cap growth funds were losing 27.8% on average. We will maintain our focus on building a diversified portfolio of funds representing the full spectrum of investment choices within the micro-cap and small cap sector including both value oriented and growth focused funds.

Portfolio turnover was higher than usual as we elected to harvest tax losses to offset capital gain distributions from a number of our holdings. We are pleased to report that we were able to be very tax efficient as MH Elite Small Cap Fund of Funds did not payout any capital gain distributions for 2022. To harvest losses, we sold Needham Small Cap Growth, Fidelity Small Cap Independence, Vanguard Small Cap Index and Fidelity Small Cap Discovery.

Oberweis Micro-Cap, DFA U.S. Small Cap Value, Bridgeway Small Cap Value, Congress Small Cap Growth, Natixis Vaughan Nelson Small Cap Value, Hood River Small Cap Growth, Thrivent Small Cap Stock and Schwab U.S. Small Co. Index were new additions to the portfolio. Our top performing holdings were funds that lost the least, including value funds Vanguard Small Cap Value Index (-9.3%), MFS New Discovery Value (-10.8%), Aegis Value (-10.5%) and new positions, Bridgeway Small Cap Value and DFA US Small Cap Value, down 7.7% and 3.5% respectively.  In contrast, our holdings that focused on growth and momentum investing suffered losses in excess of 25% including Virtus Small Cap Sustainable Growth (30.2%), Hood River Small Cap Growth (-28%) and Congress Small Cap Growth (-26.2%).

MH Elite Fund of Funds was down 20.65% in 2022 versus a decline of 19.12 for the Russell 1000 Index. Growth funds, led by the technology sector losing on average 37%, significantly underperformed value funds. Large cap value funds, in general, were down a modest 6% for the year. For example, one of our value funds, Columbia Dividend Income was down 4.9%, in contrast, to our growth positions in Loomis Sayles Growth, Shelton NASDAQ 100 Index and Principal Blue Chip with losses of 27.6%, 32.7% and 30.7%, respectively. As we invest in both value and growth investing styles it is expected that our returns would reflect the disparity in fund returns and, naturally, represent more of an average of the two investing styles.

We managed the portfolio for tax efficiency and were able to realize losses to offset larger than expected capital gain distributions received from our underlying fund positions. Consequently, MH Elite Fund of Funds did not payout any capital gain distributions for 2022. To harvest losses, we sold several Fidelity Funds, Extended Market, Select Multimedia, Select Retailing, Large Cap Growth and Mega Stock. In addition, we sold T. Rowe Price Value, T. Rowe Price U.S. Equity Research, Calvert Social Index, Homestead Value and Hartford Core Equity.

New additions to the portfolio included Fidelity Select Brokerage and Investment Management, Centre American Select Equity, Putnam Equity Income, Neuberger Berman Large Cap Value, Fidelity Select Medical Delivery, Vanguard Equity Income, Jensen Quality Growth, Vanguard Dividend Appreciation Index and T. Rowe Price All Cap Opportunities.

MH Elite Select Portfolio of Funds was down 26.3% in 2022. Foreign investments were clearly impacted by the Russian invasion of Ukraine and the global ramifications of a prolonged war. Our performance was hurt the most by our allocation to emerging market funds and foreign growth funds, led by Wasatch Emerging Markets Select (-37.3%), Artisan Developing World (down 40% before being replaced), Brown Capital International Small Co. (-31.6%) and Vanguard International Growth (-30.8%). Sectors that held up well by not losing as much as the overall domestic and foreign markets included commodities (Vanguard Materials Index, new additions Vanguard Commodity Strategy and Fidelity Global Commodity), industrials (new additions Vanguard Industrials Index and Lazard Global Listed Infrastructure) and currency hedged fund, PIMCO StocksPlus International.

Other notable additions to the portfolio included the purchase of Driehaus Emerging Market and Seafarer Overseas Growth and Income in the emerging market sector to replace Artisan Developing World and Virtus Kar Emerging Market Small Cap Funds.

We harvested additional tax losses by eliminating AlphaCentric Robotic and Automation Fund, Fidelity Nordic, Fidelity International Capital Appreciation and Fidelity Pacific Basin from the portfolio.

The fund has a current allocation of 45% invested in Foreign Developed Markets, 23% in Emerging Market funds, 12% in funds within the Natural Resources category, 11% in the Real Estate sector and 9% in other alternative strategies and cash.

MH Elite Income Fund of Funds was down 9.85% in 2022, outperforming the Barclay’s US Aggregate Bond Index’s double-digit loss of 13.01%. In response to a strong dollar and the Federal Reserve raising interest rates throughout the year to combat high inflation, the bond market struggled along with stock prices and did not offer much of a safety net against the volatile stock market.

Funds with strong relative performances included Vanguard Utilities Index (1.1% and only holding with a positive return), Floating Rate holdings, Fidelity Floating Rate High Income (-0.3%) and Catalyst Floating Rate Income (-2.3%) and Vanguard High Dividend Yield Index (-0.4%). Our weakest performers were Columbia Convertible Securities down19.3%, Payden Corporate Bond

(-16.3%), Guggenheim Total Return Bond with a loss of 15.8%, T. Rowe Price Global Multi Sector Bond (-15.6%), and Vanguard Emerging Market Bond (-13.0%).

Changes to the portfolio included liquidating our positions in Western Asset Core Plus, Virtus Seix Corporate Bond, Nuveen NWQ Flexible Income, Janus Henderson Developed World Bond and AlphaCentric Income Opportunities. Proceeds from the sale of these funds were used to purchase Fidelity Floating Rate High Income, Fidelity Strategic Real Return, Fidelity Multi Asset Income and increase our position in a number of existing underlying funds.

The Fund currently invests 35% in traditional bond funds with an emphasis on short term, intermediate term and multisector bond funds. To maintain a diversified portfolio, the Fund invests in High Yield Bond Funds (10%), Floating Rate/Bank Loan Funds (10%), Emerging Market Bond Funds (5%), World Bond Funds (8%), and allocates 32% to alternative income strategies and cash. Alternative strategies include investing in Utilities, Convertible Securities and funds that generate income from stock dividends.

The importance of diversification and asset allocation cannot be stressed enough and is worth repeating. Investing can be very precarious. Market cycles are a persistent theme when it comes to investing. Our diversified funds are managed to balance value and growth, foreign and domestic exposure, bonds and stocks and include both index/passive and actively managed mutual funds. Stock market losses are inevitable, but fortunately, they are typically not long lasting if investors maintain a diversified portfolio. Despite all the excuses to not be in the market, investors and savers who stay invested are eventually rewarded for their patience and their ability to tune out the noise and let the stock market do its thing, which is to grow in value over time, an investor’s best safeguard to financial success.

For those inclined to see the glass as half filled, a big surge in the S&P 500, like the 5.5% rise on November 10th, often preceded double digit gains a year down the road. This was the 15th highest one day percentage gain since 1950. For example, on November 24, 2008, the S&P 500 was up 6.5% and a year later the gain was 33%.       On July 24, 2002, the index was up 5.7% and a year later the index was up 18% and on March 26, 2020 the S&P 500 index gained 6.2% followed by a 54% gain a year later. Furthermore, according to a US Bank analysis, since 1939~~,~~ regardless of which party gained control of Congress, the stock market has risen in the year following a midterm   election. The average return for the one-year period following a midterm election since 1962 has been 16.3%. Every downturn in the market is ultimately followed with a recovery period. Market cycles tell us what goes up must come down and what goes down must come up.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders. For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

Chief  Executive Officer and President

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2022

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Value	%	Blend	%	Growth	%
Vanguard Small Cap Value Index Adm Class	10.2	Vanguard Tax-Managed Small Cap Adm Class	8.0	Oberweis Micro-Cap	8.3
MFS New Discovery Value Class R6	7.3	Paradigm Micro Cap	7.2	Congress Small Cap Growth Class I	7.0
Aegis Value Class I	5.4	Natixis Vaughan Nelson Small Cap Value Class Y	6.2	Hood River Small-Cap Growth Class I	4.4
Bridgeway Small-Cap Value	4.9	Schwab Fundamental US Small Company Index	6.2	Virtus KAR Small-Cap Growth Class I	4.0
DFA US Small Cap Value Class I	4.8	Thrivent Small Cap Stock Class S	6.2	Kinetics Small Cap Opportunities No Load	2.7
		Principal SmallCap Class I	5.0

Short-Term Securities and Other Assets – 2.2%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
29%	44%	27%

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

December 31, 2022

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2012 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Index measures the performance of the small-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2022
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	-20.36%	3.79%	7.17%
Russell 2000 Index	-20.43%	4.13%	9.01%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2022

Mutual Funds (97.8%)	Shares	Value

Vanguard Small Cap Value Index Adm Class	12,038	$ 821,588
Oberweis Micro-Cap	21,159	669,469
Vanguard Tax-Managed Small Cap Adm Class	8,380	645,789
MFS New Discovery Value Class R6	35,000	595,350
Paradigm Micro Cap	13,432	581,864
Congress Small Cap Growth Class I	17,661	569,933
Thrivent Small Cap Stock Class S	19,150	504,213
Schwab Fundamental US Small Company Index	35,817	500,358
Natixis Vaughan Nelson Small Cap Value Class Y	30,932	499,552
Ageis Value Class I	13,652	436,457
Principle SmallCap Class I	16,975	409,260
Bridgeway Small-Cap Value	11,370	394,750
DFA US Small Cap Value Class I	9,897	388,850
Hood River Small-Cap Growth Class I	7,648	357,558
Virtus KAR Small-Cap Growth Class I	11,000	319,880
Kinetics Small Cap Opportunities No Load	1,667	217,287

Total Mutual Funds (Cost $ 7,111,431)		7,912,158

Short-Term Securities (0.4%)

Fidelity Institutional Money Market Class I 0.01% * (Cost $ 36,770)		36,770

Total Short-Term Securities (Cost $ 36,770)		36,770

Total Investments in Securities (Cost $ 7,148,201) (98.2%)		7,948,928

Net Other Assets and Liabilities (1.8%)		145,009

Net Assets (100%)		$ 8,093,937

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2022

Assets

Investments in securities at value (Cost $ 7,148,201)	$ 7,948,928
Cash	141,479
Dividends and interest receivable	12,032

Total Assets	8,102.439

Liabilities

Due to Advisor	8,502

Total Liabilities	8,502

Net Assets	$ 8,093,937

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,188,574)	$ 7,394,092
Distributable earnings (note 4)	699,845

Net Assets	$ 8,093,937

Net asset value per share	$ 6.81

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2022

Investment income
Dividend income from underlying funds	$ 54,985
Interest income from money market	2,602
Total investment income	57,587

Expenses
Investment advisory fees	82,296
Administrative service fees	20,574
Total expenses	102,870

Net investment loss	(45,283)

Realized and unrealized gain on investments[1]
Capital gain distributions from underlying funds	159,626
Net realized loss from investments	(260,508)
Net change in unrealized depreciation on investments	(1,869,103)
Net realized and unrealized loss on investments	(1,969,985)

Net decrease in net assets resulting from operations	$ (2,015,268)

1 See unaudited additional information section on page 44.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2022 and 2021

	2022	2021
Increase in net assets from operations
Net investment income/(loss)	$ (45,283)	$ 58,053
Capital gain distributions from underlying funds	159,626	655,440
Net realized gain/(loss) from investments	(260,508)	303,039
Net change in unrealized appreciation/(depreciation) on investments	(1,869,103)	281,354
Net increase/(decrease) in net assets resulting from operations	(2,015,268)	1,297,886

Distributions to shareholders	(1,016,532)	(518,982)

Capital share transactions (note 5)	1,243,765	216,890
Total increase/(decrease)	(1,788,035)	995,794

Net assets at beginning of year	9,881,972	8,886,178
Net assets at end of year	$ 8,093,937	$ 9,881,972

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2022

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Value	%	Blend	%	Growth	%
Columbia Dividend Income Class I2	6.6	Vanguard Tax-Managed Capital Appreciation Adm Class	7.3	Shelton Nasdaq-100 Index Inv Class	6.2
Hillman Value No-Load	5.1	Centre American Select Equity Class I	7.0	T. Rowe Price All-Cap Opportunities	5.0
Neuberger Berman Large Cap Value Inv Class	4.8	T. Rowe Price Dividend Growth	6.0	Principal Blue Chip Class I	4.1
Vanguard Equity-Income Adm Class	4.8	Vanguard Dividend Appreciation Index Adm Class	4.7	Fidelity Select Medical Tech & Devices	3.9
Putnam Large Cap Value Class Y	4.6	Jensen Quality Growth Class I	4.5	Akre Focus Class I	3.1
Hartford Equity Income Class Y	3.5	Fidelity Large Cap Core Enhanced Index	3.0	Primecap Odyssey Aggressive Growth	3.0
		Fidelity Select Brokerage & Investment Management	2.5	Loomis Sayles Growth Class Y	2.9
		Fidelity Select Health Care Services Portfolio	2.4

Short-Term Securities and Other Assets – 5.0%

Percentage of mutual fund net assets allocated to each investment style based on the underlying securities held by each underlying fund. These percentages were provided by the Advisor and were not examined by our auditors.

Value	Blend	Growth
22%	41%	37%

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

December 31, 2022

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2012 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe.

Total Returns for the Periods Ended December 31, 2022
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Fund of Funds	-20.65%	5.53%	8.59%
Russell 1000 Index	-19.12%	9.13%	12.37%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

December 31, 2022

Mutual Funds (95.0%)	Shares	Value

Vanguard Tax-Managed Capital App Adm Class	6,216	$ 1,229,648
Centre American Select Equity Class I	86,247	1,185,890
Columbia Dividend Income Class I2	38,089	1,121,715
Shelton Nasdaq-100 Index Inv Class	44,219	1,044,015
T. Rowe Price Dividend Growth	15,790	1,012,143
Hillman Value No Load	33,934	869,724
T. Rowe Price All-Cap Opportunities	16,340	851,471
Neuberger Berman Large Cap Value Inv Class	18,872	813,399
Vanguard Equity Income Adm Class	9,582	810,923
Vanguard Dividend Appreciation Index Adm Class	19,366	798,063
Putnam Large Cap Value Class Y	27,549	777,419
Jensen Quality Growth Class I	13,853	757,342
Principal Blue Chip Class I	24,797	697,552
Fidelity Select Medical Tech & Devices	10,761	662,692
Hartford Equity Income Class Y	29,028	593,324
Akre Focus Class I	11,111	534,108
Primecap Odyssey Aggressive Growth	13,998	507,419
Fidelity Large Cap Core Enhanced Index	28,058	501,122
Loomis Sayles Growth Class Y	30,000	488,400
Fidelity Select Brokerage and Investment Management	3,906	417,126
Fidelity Select Health Care Services Portfolio	3,057	403,577

Total Mutual Funds (Cost $ 13,611,630)		16,077,072

Short-Term Securities (2.3%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 381,289)		381,289

Total Short-Term Securities (Cost $ 381,289)		381,289

Total Investments in Securities (Cost $ 13,992,919) (97.3%)		16,458,361

Net Other Assets and Liabilities (2.7%)		464,353

Net Assets (100%)		$ 16,922,714

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2022

Assets

Investments in securities at value (Cost $ 13,992,919)	$ 16,458,361
Cash	338,633
Dividends and interest receivable	143,409

Total Assets	16,940,403

Liabilities

Due to Advisor	17,689

Total Liabilities	17,689

Net Assets	$ 16,922,714

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 2,443,992)	$ 14,512,748
Distributable earnings (note 4)	2,409,966

Net Assets	$ 16,922,714

Net asset value per share	$ 6.92

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2022

Investment income
Dividend income from underlying funds	$ 135,628
Interest income from money market	10,739
Total investment income	146,367

Expenses
Investment advisory fees	166,919
Administrative service fees	41,730
Total expenses	208,649

Net investment loss	(62,282)

Realized and unrealized gain on investments[1]
Capital gain distributions from underlying funds	498,289
Net realized loss from investments	(553,765)
Net change in unrealized depreciation on investments	(3,949,918)
Net realized and unrealized loss on investments	(4,005,394)

Net decrease in net assets resulting from operations	$ (4,067,676)

1 See unaudited additional information section on page 44.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2022 and 2021

	2022	2021
Increase in net assets from operations
Net investment loss	$ (62,282)	$ (110,382)
Capital gain distributions from underlying funds	498,289	1,202,417
Net realized gain/(loss) from investments	(553,765)	663,391
Net change in unrealized appreciation/(depreciation) on investments	(3,949,918)	1,474,314
Net increase/(decrease) in net assets resulting from operations	(4,067,676)	3,229,740

Distributions to shareholders	(1,755,426)	(1,045,364)

Capital share transactions (note 5)	3,114,933	1,296,792
Total increase/(decrease)	(2,708,169)	3,481,168

Net assets at beginning of year	19,630,883	16,149,715
Net assets at end of year	$ 16,922,714	$ 19,630,883

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2022

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Foreign Develop Markets	%	Diversified Emerging Markets	%	Natural Resources	%
WCM Focused International Growth Class I	7.6	Driehaus Emerging Markets Small Cap Growth	8.4	Vanguard Materials Index Adm Class	5.2
PIMCO StocksPLUS Intl (USD-Hedged) Class I	7.1	Wasatch Emerging Markets Select Class I	7.9	Fidelity Global Commodity Stock	3.4
MFS International Intrinsic Value Class I	6.4	Seafarer Overseas Growth and Income Inv Class	7.2	Vanguard Commodity Strategy Adm Class	3.4
Vanguard International Growth Adm Class	6.2
Brown Capital Management International Small Co Inv Class	5.2
Artisan International Small Mid Inv Class	4.7

Real Estate	%	Industrials	%	Infrastructure	%
Cohen & Steers Real Estate Securities Class I	5.3	Vanguard Industrials Index Adm Class	3.9	Lazard Global Listed Infrastructure Portfolio	3.3
MFS Global Real Estate Class R6	4.5

Short-Term Securities and Other Assets – 10.3%

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

December 31, 2022

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. MSCI ACWI ex USA Investable Market Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2012 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the MSCI ACWI EX USA Investable Market Index (IMI) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The MSCI ACWI EX USA IMI is taken from published sources and was not examined by our auditors. The MSCI ACWI EX USA IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the U.S.) and 23 Emerging Markets countries.

Total Returns for the Periods Ended December 31, 2022
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Select Portfolio of Fund	-26.30%	-0.79%	2.26%
MSCI ACWI EX USA IMI Index	-16.15%	1.32%	4.46%

The performance data quoted represents past performance. Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2022

Mutual Funds (89.7%)	Shares	Value

Driehaus Emerging Markets Small Cap Growth	28,812	$ 502,199
Wasatch Emerging Markets Select Class I	32,890	472,965
WCM Focused International Growth Class I	23,016	452,498
Seafarer Overseas Growth and Income Inv Class	37,748	425,423
PIMCO StocksPLUS Intl (USD Hedged) Class I	56,868	423,666
MFS International Intrinsic Value Class I	9,960	378,865
Vanguard International Growth Adm Class	4,092	369,922
Cohen & Steers Real Estate Securities Class I	20,832	315,807
Brown Capital Management International Small Co Inv Class	16,486	309,285
Vanguard Materials Index Adm Class	3,535	306,604
Artisan International Small Mid Inv Class	18,090	282,200
MFS Global Real Estate Class R6	17,113	265,764
Vanguard Industrials Index Adm Class	2,474	232,257
Vanguard Commodity Strategy Adm Class	7,508	205,255
Fidelity Global Commodity Stock	10,510	202,312
Lazard Global Listed Infrastructure Portfolio	13,717	194,925

Total Mutual Funds (Cost $ 5,301,078)		5,339,947

Short-Term Securities (8.4%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 498,518)		498,518

Total Short-term Securities (Cost $ 498,518)		498,518

Total Investments in Securities (Cost $ 5,799,596) (98.1%)		5,838,465

Net Other Assets and Liabilities (1.9%)		114,032

Net Assets (100%)		$ 5,952,497

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2022

Assets

Investments in securities at value (Cost $ 5,799,596)	$ 5,838,465
Cash	118,780
Dividends and interest receivable	1,512

Total Assets	5,958,757

Liabilities

Due to Advisor	6,260

Total Liabilities	6,260

Net Assets	$ 5,952,497

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 1,199,711)	$ 6,057,362
Accumulated deficit (note 4)	(104,865)

Net Assets	$ 5,952,497

Net asset value per share	$ 4.96

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2022

Investment income
Dividend income from underlying funds	$ 83,773
Interest income from money market	4,913
Total investment income	88,686

Expenses
Investment advisory fees	60,691
Administrative service fees	15,173
Total expenses	75,864

Net investment income	12,822

Realized and unrealized gain/(loss) on investments[1]
Capital gain distributions from underlying funds	131,726
Net realized loss from investments	(288,281)
Net change in unrealized depreciation on investments	(1,864,601)
Net realized and unrealized loss on investments	(2,021,156)

Net decrease in net assets resulting from operations	$ (2,008,334)

1 See unaudited additional information section on page 44.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2022 and 2021

	2022	2021
Increase in net assets from operations
Net investment income/(loss)	$ 12,822	$ (6,123)
Capital gain distributions from underlying funds	131,726	362,344
Net realized loss from investments	(288,281)	(9,683)
Net change in unrealized appreciation/(depreciation) on investments	(1,864,601)	152,290
Net increase/(decrease) in net assets resulting from operations	(2,008,334)	498,828

Distributions to shareholders	(346,023)	(332,345)

Capital share transactions (note 5)	636,143	319,515
Total increase/(decrease)	(1,718,214)	485,998

Net assets at beginning of year	7,670,711	7,184,713
Net assets at end of year	$ 5,952,497	$ 7,670,711

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2022

Unaudited

Investment Category of Underlying Funds

(as a % of Fund net assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
PIMCO Low Duration Income Class I	3.5	USAA Intermediate-Term Bond	4.5	Lord Abbett Bond Debenture Class R6	3.5
Thornburg Limited Term Income Class R6	3.1	Carillion Reams Core Plus Bond Class I	4.3	Hartford Strategic Income Class I	3.3
Virtus Newfleet Multi-Sector Short Term Bond Class I	2.3	Payden Corporate Bond	2.6
		Guggenheim Total Return Bond Class P	2.5

Emerging Markets Bond	%	World/Global Bond	%	High Yield Bond	%
Vanguard Emerging Markets Bond Adm Class	4.1	T Rowe Price Global Multi-Sector Bond Inv Class	2.6	Artisan High Income Advisor	3.9
		Dodge & Cox Global Bond Class I	4.1	BrandywineGlobal High Yield Class I	3.8

Bank Loan	%	Convertible Securities	%	Utilities	%
Catalyst/CIFC Floating Rate Income Class I	4.1	Columbia Convertible Securities Class I3	2.6	Vanguard Utilities Index Adm Class	3.6
Fidelity Floating Rate High Income	4.0

Income from Stock Dividends	%	Asset Allocation	%
Vanguard High Dividend Yield Index Adm Class	3.6	PIMCO Inflation Response Multi-Asset Class I	3.3
Fidelity Strategic Dividend and Income	3.2	Fidelity Strategic Real Return	3.2
		Fidelity Multi-Asset Income	2.6

Short-Term Securities and Other Assets – 21.7%

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

December 31, 2022

Unaudited

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Bloomberg US Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2012, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Bloomberg US Aggregate Bond Index (the ‘Index’) is unmanaged, does not incur sales charges and/or expenses and is not available for investment. The Index is taken from published sources and was not examined by our auditors.  The Index is an unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

Total Returns for the Periods Ended December 31, 2022
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Income Fund of Funds	-9.85%	0.89%	1.53%
Bloomberg US Aggregate Bond Index	-13.01%	0.02%	1.06%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2022

Mutual Funds (78.3%)	Shares	Value

USAA Intermediate-Term Bond	57,822	$ 518,661
Carillion Reams Core Plus Bond Class I	16,941	500,773
Dodge & Cox Global Bond Class I	47,336	477,142
Vanguard Emerging Markets Bond Adm Class	21,646	474,922
Catalyst/CIFC Floating Rate Income Class I	52,434	467,191
Fidelity Floating Rate High Income	51,166	459,470
Artisan High Income Advisor	53,921	453,476
Brandywine GLOBAL High Yield Class I	46,447	437,993
Vanguard High Dividend Yield Index Inv Class	12,821	418,339
Vanguard Utilities Index Adm Class	5,326	409,934
PIMCO Low Duration Income Class I	52,520	407,031
Lord Abbett Bond Debenture Class R6	57,856	401,524
Hartford Strategic Income Class I	51,077	383,079
PIMCO Inflation Response Multi-Asset Class I	50,755	382,694
Fidelity Strategic Dividend & Income	23,936	367,659
Fidelity Strategic Real Return	43,341	364,064
Thornburg Limited Term Income Class R6	28,470	355,302
Columbia Convertible Securities Class I3	16,036	305,971
Payden Corporate Bond	32,083	301,901
T Rowe Price Global Multi-Sector Bond Inv Class	31,864	298,884
Fidelity Multi-Asset Income	23,923	298,804
Guggenheim Total Return Bond Class P	12,401	287,328
Virtus New Fleet Multi-Sector Short Term Bond Class I	62,011	269,126

Total Mutual Funds (Cost $ 9,731,800)		9,041,268

Short-Term Securities (17.8%)

Fidelity Institutional Money Market Class I, 0.01% * (Cost $ 2,051,926)		2,051,926

Total Short-term Securities (Cost $ 2,051,926)		2,051,926

Total Investments in Securities (Cost $ 11,783,726) (96.1%)		11,093,194

Net Other Assets and Liabilities (3.9%)		457,065

Net Assets (100%)		$ 11,550,259

* Variable rate security; the rate shown represents the 7 day yield at December 31, 2022.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2022

Assets

Investments in securities at value (Cost $ 11,783,726)	$ 11,093,194
Cash	420,182
Dividends and interest receivable	48,796

Total Assets	11,562,172

Liabilities

Due to Advisor	11,913

Total Liabilities	11,913

Net Assets	$ 11,550,259

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – (2,360,594)	$ 12,168,069
Accumulated deficit (note 4)	(617,810)

Net Assets	$ 11,550,259

Net asset value per share	$ 4.89

.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statement of Operations

For The Year Ended December 31, 2022

Investment income
Dividend income from underlying funds	$ 395,864
Interest income from money market	25,749
Total investment income	421,613

Expenses
Investment advisory fees	103,234
Administrative service fees	25,808
Total expenses	129,042

Net investment income	292,571

Realized and unrealized gain (loss) on investments[1]
Capital gain distributions from underlying funds	36,831
Net realized loss from investments	(256,680)
Net change in unrealized depreciation on investments	(1,113,032)
Net realized and unrealized loss on investments	(1,332,881)

Net decrease in net assets resulting from operations	($1,040,310)

1 See unaudited additional information section on page 44.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2022 and 2021

	2022	2021
Increase in net assets from operations
Net investment income	$ 292,571	$ 138,524
Capital gain distributions from underlying funds	36,831	202,181
Net realized gain/(loss) from investments	(256,680)	19,165
Net change in unrealized depreciation on investments	(1,113,032)	(135,327)
Net increase/(decrease) in net assets resulting from operations	(1,040,310)	224,543

Distributions to shareholders	(289,462)	(132,202)

Capital share transactions (note 5)	2,429,408	1,395,421
Total increase	1,099,636	1,704,472

Net assets at beginning of year	10,450,623	8,814,341
Net assets at end of year	$ 11,550,259	$ 10,450,623

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.

b)

Total return assumes reinvestment of dividends.

c)

Net investment income/(loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income/(loss) and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Financial Highlights

Selected data for a share outstanding throughout each year

(a)

Per share net investment income has been determined on the average number of shares outstanding during the year.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.

The accompanying notes are integral part of these financial statements

MH Elite Portfolio of Funds Trust

Notes to Financial Statements

December 31, 2022

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation -  All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Income – Dividend income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents:  Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Except for the declared distributions to the shareholders on January 11, 2023 (note 4), management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in these financial statements.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.06% to 1.64% of average net assets.

For the year ended December 31, 2022 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$82,296
MH Elite Fund of Funds	$166,919
MH Elite Select Portfolio of Funds	$60,691
MH Elite Income Fund of Funds	$103,234

For the year ended December 31, 2022 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$20,574
MH Elite Fund of Funds	$41,730
MH Elite Select Portfolio of Funds	$15,173
MH Elite Income Fund of Funds	$25,808

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2022, excluding short-term investments, aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$6,175,000	$5,405,441
MH Elite Fund of Funds	$10,750,000	$8,912,575
MH Elite Select Portfolio of Funds	$2,775,000	$2,490,641
MH Elite Income Fund of Funds	$2,620,000	$1,946,520

4.

INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2022, the Funds most recent year-end, the components of distributable earnings or accumulated deficit on a tax basis were as follows:

Distributable Earnings/Accumulated Deficit	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$12,822	$292,571
Undistributed capital gain	$-	$-	$-	$-
Capital Loss Carryforward	$(100,882)	$(55,476)	$(156,556)	$(219,849)
Unrealized appreciation/(depreciation)	$800,727	$2,465,442	$38,869	$(690,532)
Total distributable earnings/(accumulated deficit)	$699,845	$2,409,966	$(104,865)	$(617,810)

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

4.      INCOME TAXES (Continued)

At December 31, 2022, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2023 with an ex and pay date of January 11, 2023.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$12,822	$0.010584	$292,571	$0.121626

MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds did not issue a distribution in 2023.

At December 31, 2021, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2022 with an ex and pay date of January 11, 2022.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$439,892	$0.425959	$205,823	$0.101003
Long Term Capital Gain	$576,640	$0.558376	$1,549,604	$0.760433

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$56,259	$0.051805	$197,080	$0.105345
Long Term Capital Gain	$289,765	$0.266826	$92,382	$0.049381

At December 31, 2020, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 7, 2021 with an ex and pay date of January 8, 2021.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$38,367	$0.038368	$-	$-
Long Term Capital Gain	$480,615	$0.480636	$1,045,364	$0.555289

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$132,202	$0.082963
Long Term Capital Gain	$332,345	$0.321159	$-	$-

1 Ordinary income distributions may include short-term capital gains.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

4.      INCOME TAXES (Continued)

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2022. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2022, the net investment losses for the following Funds are:

Small Cap Fund of Funds - $45,283         Fund of Funds - $62,282

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2022, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$100,882	$55,476	$45,167	$ 16,999
Long term	$-	$-	$111,389	$ 202,850
Total	$100,882	$55,476	$156,556	$ 219,849

The Funds’ recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022  tax returns. The Funds’ identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended, December 31, 2022, the Funds did not incur an interest or penalties.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

4.      INCOME TAXES (Continued)

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2022, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$837,691	$36,964	$800,727	$7,111,431(1)

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$2,623,896	$158,454	$2,465,442	$13,611,630(1)

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$380,790	$341,921	$38,869	$5,301,078(1)

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Depreciation	Cost of Investments
$309,243	$999,775	$690,532	$9,731,800(1)

(1)

Excludes short-term securities’ cost basis.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2022, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2022		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	73,083	$ 523,325	58,845	$ 547,457
Shares issued in reinvestment of distributions	121,886	1,016,532	59,516	518,982
	194,969	1,539,857	118,361	1,066,439
Shares redeemed	(39,980)	(296,092)	(89,827)	(849,549)
Net Increase	154,989	$1,243,765	28,534	$ 216,890

	MH Elite Fund of Funds
	For the year ended December 31, 2022		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	380,840	$2,777,490	260,873	$2,352,744
Shares issued in reinvestment of distributions	205,553	1,755,426	127,639	1,045,364
	586,393	4,532,916	388,512	3,398,108
Shares redeemed	(187,382)	(1,417,983)	(229,164)	(2,101,316)
Net Increase	399,011	$3,114,933	159,348	$1,296,792

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2022		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	104,703	$ 539,194	103,245	$ 714,664
Shares issued in reinvestment of distributions	53,316	346,023	49,237	332,345
	158,019	885,217	152,482	1,047,009
Shares redeemed	(45,008)	(249,074)	(103,123)	(727,494)
Net Increase	113,011	$ 636,143	49,359	$ 319,515

	MH Elite Income Fund of Funds
	For the year ended December 31, 2022		For the year ended December 31, 2021
	Shares	Amount	Shares	Amount
Shares Sold	814,613	$4,051,789	454,262	$2,509,537
Shares issued in reinvestment of distributions	53,803	289,462	24,213	132,202
	868,416	4,341,251	478,475	2,641,739
Shares redeemed	(379,710)	(1,911,843)	(200,094)	(1,097,798)
Net Increase	488,706	$2,429,408	278,381	$1,543,941

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

6.

SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee.  The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

    Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

    Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

MH Elite Portfolio of Funds Trust

Notes to Financial Statements (Continued)

December 31, 2022

6.

SECURITIES VALUATIONS (Continued)

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds.  These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of December 31, 2022:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$7,948,928	$16,458,361	$5,838,465	$11,093,194
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$7,948,928	$16,458,361	$5,838,465	$11,093,194

The Funds did not hold any Level 3 investments during the year ended December 31, 2022.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2022. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.     INDEMNIFICATIONS

In the normal course of business, the Funds’ enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds’ that have not yet occurred. The Funds’ expect the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of MH Elite Portfolio of Funds Trust.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), each a series of MH Elite Portfolio of Funds Trust, (collectively the “Funds”) including the schedules of investments, as of December 31, 2022,  the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds as of December 31, 2022, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2022, by correspondence with the custodian and bank. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2007

Abington, Pennsylvania

February 27, 2023

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION

December 31, 2022

Unaudited

Distributed Earnings to Shareholders

Annually, the Funds distribute earnings from operations to shareholders in the form of ordinary income and/or capital gains. For 2022, the components of ordinary income to be distributed are:

Components	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Net investment income/(loss)	($45,283)	($62,834)	$ 12,822	$292,571
Short term capital gain from distributions	$16,146	$22,489	$ 6,610	$ 4,035
Net short term realized gain/(loss) from investments	($368,374)	($599,475)	($51,776)	($21,034)
Total Ordinary Income/(loss)	($397,511)	($639,820)	($32,344)	$275,572

As shown on the Statement of Operations for each fund, the line items entitled Capital gain distributions from underlying funds and Net short term realizes gain/(loss) from investment is a combination of two categories – short term and long term capital gains.

QUARTERLY FILING

The Funds’ file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2022

Unaudited

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk, which is the risk that our Funds would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund(s). The Program is overseen by the Adviser, MH Investment Management Inc.and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

Assessment and management of the Trust’s liquidity risk under the Program takes into consideration certain factors, such as the individual Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings into four liquidity categories, highly liquid, moderately liquid, less liquid and illiquid investments. As the Trust invests in other open-end registered investment companies, our portfolios are classified as highly liquid investments and can be converted into cash within 3 business days to meet shareholder redemption requests without diluting remaining shareholder’ interests in a Fund. Each of the underlying funds we invest in will have their own liquidity risk management policy.

The Trust’s board will exercise general oversight of the liquidity risk management program. The Trustees must also act with reasonable business judgement on behalf of shareholders. At the meeting of the Funds’ Board of Trustees on November 21, 2022, the liquidity risk management program was reviewed for any material changes to ensure the program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards are appropriately designed to be in compliance with Rule 22e-4. There were no identified events that created liquidity related concerns for the Funds.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

MH Elite Portfolio of Funds Trust

ADDITIONAL INFORMATION – (Continued)

December 31, 2022

Unaudited

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2022 through December 31, 2022.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, third and/or fourth line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During the Period July 1, 2022 to December 31, 2022 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,051	$6.46	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,030	$6.40	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,006	$6.32	(b)
Actual – MH Elite Income Fund of Funds	$1,000	$1,004	$6.31	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.40

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.07% to 1.64% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION

December 31, 2022

 Unaudited

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, by calling 1-800-318-7969.   Each Trustee may be contacted by writing to the Trustee c/o MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ 07076.

All independent and interested Trustees serve on the Board of Trustees of each Fund.

Name,Address, and Age	Trustee Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
INDEPENDENT TRUSTEES (c)
Tom Bontempo 114 Shady Lane Randolph, NJ 07869 58	Independent Trustee	One Year, Since 7-1-2016	JD Power and Associates Vice President Service Industry Sales, previously, Alliance and Partnership Solutions, Senior Vice President	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 77	Independent Trustee, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 54	Independent Trustee	One Year, Since 9-1-2003	Holborn Corporation Senior Vice President; previously, American International Group, Inc. Head Information Analytics Actuary	4	None
INTERESTED TRUSTEE
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 67	Interested Trustee, Vice-President	One Year, Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Each trustee, if any, who is not an “interested trustee” as defined in the Investment Company Act of 1940 is paid $750 annually for each fund he/she oversees by the Adviser.  The Chairman of the Board of Trustees is paid an additional $125 annually per Fund.  Neither the interested Trustee nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION – (Continued)

December 31, 2022

Unaudited

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 71	President and Chief Compliance Officer	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	4	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 67	Vice President, Chief Information Officer and Trustee	Since 7-31-1998	MH Investment Management, Inc., Vice President	4	None

Board Approval of Investment Advisory Agreement

The Investment Company Act of 1940 (the ‘Act’) requires that the Investment Advisory Agreement be approved annually by a vote of a majority of the Board of Trustees and including a majority of the Trustees who are considered Independent Trustees as defined by the Act. The Board of Trustees (the ”Board”) of MH Elite Portfolio of Funds Trust met on November 21, 2022 to discuss the selection of MH Investment Management Inc. as the investment adviser and the approval of the investment advisory agreements for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (each, a “Fund” and collectively, the “Funds”). Harvey Merson, Funds’ portfolio manager and representative for the adviser provided reports and analysis to the Board and attended the Board meeting.

Matters considered by the Board of Trustees in order to approve the investment advisory contract included, but were not limited to:

1. The Board considered the benefit to shareholders of investing in a fund of funds,

2. The nature, extent and quality of the services to be provided by the Investment Adviser,

3. Investment performance,

4. Compensation to the Adviser and an analysis of the Adviser's profitability with respect to the fund,

5. Possible conflicts of interest between the Funds and the Adviser,

6. Brokerage and portfolio transactions,

7. Overall fund expenses and expense ratios based on information provided. The Board also considered that the Funds' fee structure was competitive with the funds with similar investment goals and strategies,

8. Sales and redemptions of Fund shares.

In light of the nature, extent and quality of services provided by the Adviser to the Funds, including portfolio management, research, relationships with third party service providers, such as Funds’ custodian and transfer services provided by Mutual Shareholder Services, quality of shareholder reports, accounting and compliance services, the Board concluded that said services by the Adviser warranted approval to renew the investment advisory and administrative services agreements.

MH Elite Portfolio of Funds Trust

BOARD OF TRUSTEES INFORMATION – (Continued)

December 31, 2022

Unaudited

The Board considered, among other performance information, each funds investment objectives relative to each fund’s annualized total returns over one-, three-, five- and ten-year periods. Performance reviews included comparisons to benchmark indexes with the caveat that each fund represents a portfolio of funds and includes multiple asset classes and investing styles for which there is no individual index that invests accordingly.  Adviser emphasized to the Board the uniqueness of our Fund of Funds structure, in that, there are no other non-proprietary fund complexes with similar offerings based on asset allocation specific funds. Board concluded that the Adviser’s recommendations are consistent with the objectives and principal investment strategies as outlined in the Funds’ prospectus.

Board reviewed a detailed monthly analysis of the Adviser’s expenses and fees received from Funds to satisfy the financial responsibilities of the adviser under the terms set forth in the Investment Adviser and Administrative Services Agreements. Board acknowledges the Adviser, based on growth in Fund assets, is looking to expand shareholder services and improve the functionality of the services currently provided. Board concluded that the fees paid by the funds are fair, reasonable and necessary to maintain the financial stability of the Adviser.

Based on its evaluation of all material factors, the Board, including the non-interested Trustees, voted unanimously to approve and renew the investment advisory contract with MH Investment Management Inc. for the period January 1, 2023 through December 31, 2023.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2022

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Trust, 43 Highlander Drive, Scotch Plains, NJ  07076.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees confirms that the Registrant has in position, an Audit Committee Financial Expert, serving on its audit committee.  Howard Samms has been a Registrant Director/Trustee since 1997 and Chairman of the Board for the last 12 years.  Retired from Johnson & Johnson in 2005, Howard held the position of Executive Director - Finance for the last 10 of a 30 year career.  Major responsibilities included operational audits of customers' contract compliance and performance  Howard has been determined to be an audit committee financial expert and is "independent" within the meaning of item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a)

Audit fees:

Audit fees for the Registrant:

Fiscal year ended December 31, 2022: $26,936.

Fiscal year ended December 31, 2021: $26,023.

(b)

Audit-Related fees:

Fiscal year ended December 31, 2022: $0.

Fiscal year ended December 31, 2021: $0.

(c) Tax fees:

Fiscal year ended December 31, 2022: $4.200.

Fiscal year ended December 31, 2021: $4,425.

(d)

All other fees:

Fiscal year ended December 31, 2022: $0.

Fiscal year ended December 31, 2021: $0.

(e)

Audit committee pre-approval policies and procedures:

(1)

The Audit Committee must pre-approve all audit and non-audit services provided by the independent auditors and review and evaluate the qualifications, independence and performance of the Fund’s independent auditors.

(2)

No services described in items 4(b) through 4(d) were approved by the Audit  Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not applicable.

(g)

Aggregate non-audit fees:

Fiscal year ended December 31, 2022: $4,200.

Fiscal year ended December 31, 2021: $4,425.

Tax preparation services are the only aggregate non-audit fees for the Registrant.

(h)

 For the period covered by this report, the Audit committee has determined all non-audit services (tax preparation) performed were consistent with maintaining the principle accountant’s independence.

Item 5.  Audit Committee of Listed Registrants

Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  Investments

(a)

Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13.   Exhibits

The following exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c) Certification of Chief Executive Office and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/ Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: February 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: February 28, 2023